Fair values of financial instruments - Group's profit after tax (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 112,900,387	$ 40,821,718
Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 26,746,657	9,906,000
Unlisted securities | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		425,031,617
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,746,657	9,906,000
Level 3 of fair value hierarchy [member] | Unlisted securities | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		425,031,617
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			15,346,113
Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 0	0
Debt securities [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			$ 15,346,113
Warrant liabilities [member] | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,311,000
Warrant liabilities [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 8,311,000